Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Rent Commitment

The Company’s subsidiary Fuling USA leases manufacturing facilities under operating leases. Operating lease expense amounted to $265,600 and $270,008 for the six months ended June 30, 2018 and 2017, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended June 30,
2019	$539,707
2020	550,140
2021	560,928
2022	451,738
2023	462,984
Thereafter	433,248
Total	$2,998,745

Letters of Credit

As of June 30, 2018 and December 31, 2017, the Company had $3,572,640 and $6,546,920 outstanding in trade letters of credit, respectively.

Purchase Commitment

As of June 30, 2018, the Company had approximately $3.5 million purchase commitments for construction. These commitments represent the amount of agreements signed but yet not paid.  Pursuant to the signed agreement, the payment is not due until the construction is completed, and there is no a fixed deadline for the completion of construction.

Litigation

The Company’s subsidiary Fuling USA is a defendant-counterclaimant in pending litigation in the District Court for the District of Connecticut in the U.S. The plaintiff asserts causes of action for breach of contract, trademark infringement and related unfair competition claims under the Lanham Act, trade secret misappropriation, interference with a business opportunity, breach of fiduciary duty, and violation of the Connecticut Unfair Trade Practices Act. Fuling USA filed an answer and counterclaims seeking declaratory judgment of non-infringement of the trademark, cancellation of the trademark registration, breach of contract, and unjust enrichment. Fact discovery is scheduled to end on October 9, 2018, and dispositive motions are currently due on December 7, 2018. There is no trial date set for this case yet. The Company is unable to estimate the contingent liability at this time.